Related party transactions:	12 Months Ended
Mar. 31, 2011
Related party transactions:

13. Related party transactions:

As previously described, DOCOMO is majority-owned by NTT, which is a holding company for more than 700 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and its affiliated companies in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. During the years ended March 31, 2009, 2010 and 2011, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥70,840 million, ¥72,928 million ¥76,214 million, respectively.

DOCOMO has entered into contracts of bailment of cash for consumption with NTT FINANCE CORPORATION (“NTT FINANCE”) for cash management purposes. NTT and its subsidiaries collectively own 99.3% of the voting interests in NTT FINANCE, of which DOCOMO owned 2.9% as of March 31, 2011. Accordingly, NTT FINANCE is a related party of DOCOMO. Under the terms of the contracts, excess cash generated at DOCOMO are bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interests from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailment was ¥110,000 million as of March 31, 2010. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥20,000 million and “Short-term investments” of ¥90,000 million in the consolidated balance sheet as of March 31, 2010. The contracts had remaining terms to maturity ranging up to 4 months with an average interest rate of 0.3% per annum as of March 31, 2010.

The balance of bailment was ¥70,000 million as of March 31, 2011. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥50,000 million and “Other assets” of ¥20,000 million in the consolidated balance sheet as of March 31, 2011. The contracts had remaining terms to maturity ranging up to 2 years and 9 months with an average interest rate of 0.3% per annum as of March 31, 2011.

The average balance of the contracts of bailment expired during the year ended March 31, 2009, 2010 and 2011 was ¥48,778 million, ¥15,616 million and ¥82,959 million, respectively. The recorded amounts of interest income derived from the contracts were ¥270 million, ¥75 million and ¥171 million for the years ended March 31, 2009, 2010 and 2011, respectively.